PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	May 17, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Current assets:
Cash and cash equivalents	$ 698,932	¥ 4,865,824			¥ 1,630,983
Other current assets	6,707	46,699			9,610
Total current assets	1,084,833	7,552,384			2,428,676
Non-current assets:
Total non-current assets	317,429	2,209,877			1,056,400
Total assets	1,402,262	9,762,261			3,485,076
Current liabilities:
Warrant liability | ¥					19,520
Total current liabilities	619,005	4,309,379			780,890
Non-current liabilities:
Total non-current liabilities	44,580	310,355			353,438
Total liabilities	663,585	4,619,734			1,134,328
Mezzanine equity:
Total mezzanine equity | ¥					4,278,341
Shareholders' (deficits)/equity:
Additional paid-in capital	1,701,560	11,845,920			65,000
Accumulated deficits	(985,894)	(6,863,595)			(3,246,705)
Accumulated other comprehensive (loss)/income	11,112	77,357			(2,076)
Total Company's ordinary shareholders'(deficits)/ equity	726,841	5,060,124			(1,927,593)
Total liabilities, mezzanine equity and shareholders' equity	$ 1,402,262	¥ 9,762,261			3,485,076
Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity | ¥					¥ 2,113,347
Shareholders' (deficits)/equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares	$ 0.001			$ 0.001
Mezzanine equity, shares authorized (in shares)	0	0			2,000,000
Mezzanine equity, shares issued (in shares)	0	0			544,688
Mezzanine equity, shares outstanding (in shares)	0	0			544,688
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity | ¥					¥ 2,164,994
Shareholders' (deficits)/equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares	$ 0.001			0.001
Mezzanine equity, shares authorized (in shares)	0	0			1,000,000
Mezzanine equity, shares issued (in shares)	0	0			272,343
Mezzanine equity, shares outstanding (in shares)	0	0			272,343
Class A ordinary shares
Shareholders' (deficits)/equity:
Shares	$ 1	¥ 8
Equity, par value (in US dollars per share) | $ / shares	$ 0.000002		$ 0.000002	0.000002
Equity, shares authorized (in shares)	20,000,000,000	20,000,000,000			0
Equity, shares issued (in shares)	664,687,728	664,687,728			0
Equity, shares outstanding (in shares)	664,687,728	664,687,728			0
Class B ordinary shares
Shareholders' (deficits)/equity:
Shares	$ 2	¥ 13
Equity, par value (in US dollars per share) | $ / shares	$ 0.000002		$ 0.000002	0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000			0
Equity, shares issued (in shares)	1,277,687,072	1,277,687,072			0
Equity, shares outstanding (in shares)	1,277,687,072	1,277,687,072			0
Ordinary shares
Shareholders' (deficits)/equity:
Shares
Equity, par value (in US dollars per share) | $ / shares	$ 0.001			0.001
Equity, shares authorized (in shares)	0	0			45,400,000
Equity, shares issued (in shares)	0	0			750,000
Equity, shares outstanding (in shares)	0	0			750,000
Angel-1 shares
Shareholders' (deficits)/equity:
Shares | ¥					¥ 743,376
Equity, par value (in US dollars per share) | $ / shares	$ 0.001			0.001
Equity, shares authorized (in shares)	0	0			1,000,000
Equity, shares issued (in shares)	0	0			915,750
Equity, shares outstanding (in shares)	0	0			915,750
Angel-2 shares
Shareholders' (deficits)/equity:
Shares | ¥					¥ 512,812
Equity, par value (in US dollars per share) | $ / shares	$ 0.001			0.001
Equity, shares authorized (in shares)	0	0			600,000
Equity, shares issued (in shares)	0	0			513,000
Equity, shares outstanding (in shares)	0	0			513,000
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	$ 150,060	¥ 1,044,691			¥ 842,175
Amount due from a shareholder | ¥					147,559
Amounts due from subsidiaries	1,264,005	8,799,751			2,376,784
Other current assets	752	5,234
Total current assets	1,414,817	9,849,676			3,366,518
Non-current assets:
Investments in subsidiaries and VIE	(669,379)	(4,660,082)			(996,250)
Total non-current assets	(669,379)	(4,660,082)			(996,250)
Total assets	745,438	5,189,594			2,370,268
Current liabilities:
Amounts due to subsidiaries	18,597	129,470
Warrant liability | ¥					19,520
Total current liabilities	18,597	129,470			19,520
Non-current liabilities:
Total liabilities	18,597	129,470			19,520
Mezzanine equity:
Total mezzanine equity | ¥					4,278,341
Shareholders' (deficits)/equity:
Additional paid-in capital	1,701,620	11,846,341			65,000
Accumulated deficits	(985,894)	(6,863,595)			(3,246,705)
Accumulated other comprehensive (loss)/income	11,112	77,357			(2,076)
Total Company's ordinary shareholders'(deficits)/ equity	726,841	5,060,124			(1,927,593)
Total liabilities, mezzanine equity and shareholders' equity	$ 745,438	¥ 5,189,594			2,370,268
Parent Company | Reportable Legal Entities | Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity | ¥					¥ 2,113,347
Shareholders' (deficits)/equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares	$ 0.001			0.001
Mezzanine equity, shares authorized (in shares)	0	0			2,000,000
Mezzanine equity, shares issued (in shares)	0	0			544,688
Mezzanine equity, shares outstanding (in shares)	0	0			544,688
Parent Company | Reportable Legal Entities | Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity | ¥					¥ 2,164,994
Shareholders' (deficits)/equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares	$ 0.001			0.001
Mezzanine equity, shares authorized (in shares)	0	0			1,000,000
Mezzanine equity, shares issued (in shares)	0	0			272,343
Mezzanine equity, shares outstanding (in shares)	0	0			272,343
Parent Company | Reportable Legal Entities | Class A ordinary shares
Shareholders' (deficits)/equity:
Shares	$ 1	¥ 8
Equity, par value (in US dollars per share) | $ / shares	$ 0.000002			0.000002
Equity, shares authorized (in shares)	20,000,000,000	20,000,000,000			0
Equity, shares issued (in shares)	664,687,728	664,687,728			0
Equity, shares outstanding (in shares)	664,687,728	664,687,728			0
Parent Company | Reportable Legal Entities | Class B ordinary shares
Shareholders' (deficits)/equity:
Shares	$ 2	¥ 13
Equity, par value (in US dollars per share) | $ / shares	$ 0.000002			0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000			0
Equity, shares issued (in shares)	1,277,687,072	1,277,687,072			0
Equity, shares outstanding (in shares)	1,277,687,072	1,277,687,072			0
Parent Company | Reportable Legal Entities | Ordinary shares
Shareholders' (deficits)/equity:
Shares
Equity, par value (in US dollars per share) | $ / shares	$ 0.001			0.001
Equity, shares authorized (in shares)	0	0			45,400,000
Equity, shares issued (in shares)	0	0			750,000
Equity, shares outstanding (in shares)	0	0			750,000
Parent Company | Reportable Legal Entities | Angel-1 shares
Shareholders' (deficits)/equity:
Shares | ¥					¥ 743,376
Equity, par value (in US dollars per share) | $ / shares	$ 0.001			0.001
Equity, shares authorized (in shares)	0	0			1,000,000
Equity, shares issued (in shares)	0	0			915,750
Equity, shares outstanding (in shares)	0	0			915,750
Parent Company | Reportable Legal Entities | Angel-2 shares
Shareholders' (deficits)/equity:
Shares | ¥					¥ 512,812
Equity, par value (in US dollars per share) | $ / shares	$ 0.001			$ 0.001
Equity, shares authorized (in shares)	0	0			600,000
Equity, shares issued (in shares)	0	0			513,000
Equity, shares outstanding (in shares)	0	0			513,000